Stock Options and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of shares
Begining balnce , shares	1,180,000	1,484,100
Granted	387,500	2,175,000
Exercised	0
Expired	(260,000)	(2,479,100)
Ending balance, shares	1,307,500	1,180,000
Weighted average exercise price
Begining balance, weighted average exercise price	$ 0.97	$ 0.98
Granted, weighted average exercise price	1.73	1
Exercised, weighted average exercise price	0	0
Expired, weighted average exercise price	(0.39)	(1.00)
Ending balance, weighted average exercise price	$ 1.31	$ 0.97